Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Summary of Movement in Share Options
The table below summarises movements in the number of options, and changes in weighted average exercise price over the same period.

	2019		2018
	Number of options ‘000	Weighted average exercise price £	Number of options ‘000	Weighted average exercise price £
Outstanding at 1 January	26,838	3.12	27,201	3.12
Granted	9,594	2.83	6,210	3.46
Exercised	(7,978)	2.83	(3,340)	3.16
Forfeited/expired	(5,081)	3.42	(3,233)	3.76

Outstanding at 31 December	23,373	3.03	26,838	3.12

Exercisable at 31 December	2,519	3.62	10,370	2.81

Summary of Range of Exercise Prices and Weighted Average Remaining Contractual Life of the Options Outstanding
The following table summarises the range of exercise prices and weighted average remaining contractual life of the options at 31 December 2019 and 2018.

	2019		2018
Range of exercise prices	Weighted average remaining contractual life Years	Weighted average exercise price £	Weighted average remaining contractual life Years	Weighted average exercise price £
£2 to £3	3	2.80	2	2.75
£3 to £4	2	3.38	3	3.36
£4 to £5	2	4.13	3	4.11

2015 LTIP [member]
Statement [Line Items]
Summary of Movement in Value of Conditional Awards in LTIPs
The following table summarises the movement in the value of conditional awards in the LTIPs in 2019 and 2018:

	2015 LTIP		2014 LTIP
	2019	2018	2019	2018
	£000	£000	£000	£000
Outstanding at 1 January	6,374	6,503	0	1,910
Payments made	(4,578)	—	0	—
Forfeited/cancelled	(1,796)	(129)	0	(1,910)

Outstanding at 31 December	0	6,374	0	—